Note 9 - Cash, Cash balances at central banks and other demand deposits	12 Months Ended
Dec. 31, 2018
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost
Disclosure of Cash, cash balances at central banks and other demand deposits and financial liabilities measured at amortized cost.

9. Cash, cash balances at central banks and other demands deposits

The breakdown of the balance under the heading “Cash, cash balances at central banks and other demands deposits” in the accompanying consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of euros)
	2018	2017	2016
Cash on hand	6,346	6,220	7,413
Cash balances at central banks	43,880	31,718	28,671
Other demand deposits	7,970	4,742	3,955
Total	58,196	42,680	40,039